Inventory Financing Agreements	12 Months Ended
Dec. 31, 2011
Inventory Financing Agreements [Abstract]
Inventory Financing Agreements
Inventory Financing Agreements
The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions, as described below. At December 31, 2011 and 2010, the Company owed a total of $278.7 million and $28.2 million, respectively, under these agreements. These amounts are classified separately as accounts payable-inventory financing on the accompanying consolidated balance sheets.
In June 2011, the Company entered into a new senior secured asset-based revolving credit facility as described in Note 7, which incorporates a $400.0 million floorplan sub-facility to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company entered into an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the “Revolving Loan financing agreement”). Amounts outstanding under the Revolving Loan financing agreement are unsecured and non-interest bearing. At December 31, 2011, the Company owed $240.7 million under this agreement including $28.5 million accrued for product in transit.
From time to time, the Company may enter into an agreement with a financial intermediary relating to the purchase of inventory from a supplier who has factored its receivables to the financial intermediary. The Company's obligations under these agreements are not collateralized. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At December 31, 2011 and 2010, the Company owed a financial intermediary $30.3 million and $18.6 million, respectively, under such an agreement.
At December 31, 2011, the Company had inventory floorplan arrangements in place allowing for a maximum credit line of $11.0 million collateralized by the inventory purchases under these floorplan arrangements financed by the financial intermediaries and a second lien on the related accounts receivable. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At December 31, 2011 and 2010, the Company owed the financial intermediaries $7.7 million and $9.6 million, respectively, under these inventory floorplan arrangements.